SCHEDULE OF NON-CONTROLLING INTEREST (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Non-controlling interest, beginning	$ 497,181	$ 530,492	$ 530,492
Net loss attributable to non-controlling interest	(31,279)	(17,104)	(43,300)	$ 4,936	$ 18,650
Foreign currency translation adjustment	157,501		9,989
Non-controlling interest, ending	623,403		497,181	530,492
Xi'an DT [Member]
Non-controlling interest, beginning	468,427	472,812	472,812
Net loss attributable to non-controlling interest	(2,972)		(5,700)
Foreign currency translation adjustment	14,967		1,315
Non-controlling interest, ending	480,422		468,427	472,812
Tianjin YHX [Member]
Non-controlling interest, beginning	28,754	$ 57,680	57,680
Net loss attributable to non-controlling interest	(28,307)		(37,600)
Foreign currency translation adjustment	142,534		8,674
Non-controlling interest, ending	$ 142,981		$ 28,754	$ 57,680